COMMITMENTS AND CONTINGENCIES (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
Commitments and Contingencies
Legal Proceedings—In the ordinary course of business, the Company may be subject to legal and regulatory proceedings and examinations that are generally incidental to the Company's ongoing operations. While there can be no assurance of the ultimate disposition of any such proceedings or examinations, the Company does not believe their disposition will have a material adverse effect on the Company's Condensed Consolidated Financial Statements.
Lease Commitments—During both the three months ended March 31, 2016 and 2015, total occupancy expense was $0.4 million.
Unfunded Loan Commitments— Certain of the Consolidated Entities have assets which include delayed draw term loans and unfunded revolvers. Unfunded loan commitments represent the estimated fair value of those delayed draw term loans and unfunded revolvers. As of March 31, 2016 and December 31, 2015, the Consolidated Entities had unfunded loan commitments of $1.3 million and $1.0 million, respectively. The timing and amount of additional funding on these loans are at the discretion of the borrower, to the extent the borrower satisfies certain requirements and provides certain documentation.

Commitments and Contingencies
Legal Proceedings—In the ordinary course of business, the Company may be subject to legal and regulatory proceedings and examinations that are generally incidental to the Company's ongoing operations. While there can be no assurance of the ultimate disposition of any such proceedings or examinations, the Company does not believe their disposition will have a material adverse effect on the Company's Consolidated Financial Statements.
Lease Commitments—During both the years ended December 31, 2015 and 2014, total occupancy expense was $1.7 million. The future minimum commitments under the Company's lease agreement are as follows:

(In thousands)
2016	$1,607
2017	1,607
2018	1,680
2019	1,752
2020	1,752
Thereafter	3,506
$11,904

Unfunded Loan Commitments—As part of the Reorganization Transaction (Notes 1 & 16), CIFC Corp. made a non-cash distribution in kind of certain of its subsidiary entities holding certain investment assets (e.g. investments in Funds) to CIFC LLC. As of December 31, 2015, CIFC Corp. did not consolidate any CLOs. Unfunded loan commitments disclosed below relate to CIFC LLC as of December 31, 2015 and 2014 and CIFC Corp. as of December 31, 2014.
Certain of the Consolidated Entities have assets which include delayed draw term loans and unfunded revolvers. Unfunded loan commitments represent the estimated fair value of those delayed draw term loans and unfunded revolvers. As of December 31, 2015 and 2014, the Consolidated Entities had unfunded loan commitments of $1.0 million and $5.9 million, respectively. The timing and amount of additional funding on these loans are at the discretion of the borrower, to the extent the borrower satisfies certain requirements and provides certain documentation.